Contracts acquisitions and agreements (Details Narrative) - ARS ($)		1 Months Ended
	May 03, 2023	May 23, 2023	Feb. 17, 2023	Sep. 30, 2021
Statement [Line Items]
Sold ofequipment				$ 33,750,000
Represent of the capital stock percentage			71.78%
Total purchase price			$ 54,000,000
Enel Argentina S A [Member]
Statement [Line Items]
Acquisition of shares			531,273,928
Represent of the capital stock percentage			75.68%
Total purchase price			$ 48,000,000
Proener S.A.U. [Member]
Statement [Line Items]
Shares Acquisition Price		$ 94,189
Owners Shares		65,100
Estancia Celina S.A. [Member]
Statement [Line Items]
Total purchase price	$ 29,881,340